THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, CT 06461
Telephone: (203) 783-4400
Telecopy: (203) 783-4401

May 3, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Wright Managed Income Trust (the “Registrant”)
File No.: 002-81915/811-03668
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies (a) that the forms of Prospectus and Statement of Additional Information dated May 1, 2013, used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 48 (“PEA No. 48”) to the Registrant's Registration Statement on Form N-1A, and (b) that PEA No. 48 as filed electronically with the Commission (Accession No. 0001435109-13-000169) on April 26, 2013.

Wright Total Return Bond Fund
Wright Current Income Fund

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2076 or chris.madden@atlanticfundservices.com.

Sincerely,

/s/ Christopher A. Madden
Christopher A. Madden
Secretary to the Registrant